Note 4 - Loans (Details) - Performance of the Loan Portfolio (USD $)	Dec. 31, 2013	Dec. 31, 2012
Performing Loans [Member] | Consumer Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	$ 3,914,625	$ 4,381,436
Performing Loans [Member] | Residential 1-4 Family Real Estate [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	54,501,907	56,091,352
Nonperforming Loans [Member] | Consumer Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	10,500	899
Nonperforming Loans [Member] | Residential 1-4 Family Real Estate [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	1,644,204	1,781,901
Nonimpaired Loans [Member] | Consumer Loans [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	3,925,125	4,382,335
Nonimpaired Loans [Member] | Residential 1-4 Family Real Estate [Member]
Note 4 - Loans (Details) - Performance of the Loan Portfolio [Line Items]
Nonimpaired loans	$ 56,146,111	$ 57,873,253